GOODWILL AND INTANGIBLE ASSETS, NET (Tables)	6 Months Ended
Jun. 30, 2022
Goodwill and Intangible Assets Disclosure [Abstract]
Schedule of Changes in Goodwill

The changes in the net carrying amount of goodwill in 2021 and six months ended June 30, 2022 were as follows:

Balance as of January 1, 2021	$152,303

Acquisition of Vidazoo	$36,962

Balance as of December 31, 2021	$189,265

Balance as of June 30, 2022	$189,265

Schedule of Other Intangible Assets

The following is a summary of intangible assets as of June 30, 2022:

	December 31, 2021	Amortization	June 30, 2022

Acquired technology	$84,417	$-	$84,417
Accumulated amortization	(31,137)	(4,431)	(35,568)
Impairment	(8,749)	-	(8,749)
Acquired technology, net	44,531	(4,431)	40,100

Customer relationships	45,054	-	45,054
Accumulated amortization	(23,218)	(1,050)	(24,268)
Impairment	(10,426)	-	(10,426)
Customer relationships, net	11,410	(1,050)	10,360

Tradename and other	18,503	-	18,503
Accumulated amortization	(12,634)	(120)	(12,754)
Impairment	(5,110)	-	(5,110)
Tradename and other, net	759	(120)	639

Intangible assets, net	$56,700	$(5,601)	$51,099

The following is a summary of intangible assets as of December 31, 2021:

	December 31, 2020	Additions	Amortization	December 31, 2021

Acquired technology	$53,412	$31,005	$-	$84,417
Accumulated amortization	(25,548)	-	(5,589)	(31,137)
Impairment	(8,749)	-	-	(8,749)
Acquired technology, net	19,115	31,005	(5,589)	44,531

Customer relationships	36,860	8,194	-	45,054
Accumulated amortization	(22,161)	-	(1,057)	(23,218)
Impairment	(10,426)	-	-	(10,426)
Customer relationships, net	4,273	8,194	(1,057)	11,410

Tradename and other	18,503	-	-	18,503
Accumulated amortization	(12,405)	-	(229)	(12,634)
Impairment	(5,110)	-	-	(5,110)
Tradename and other, net	988	-	(229)	759

Intangible assets, net	$24,376	$39,199	$(6,875)	$56,700